Consolidated Statements of Changes In Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Net of issuance expenses in an amount in exercise		$ 22
Net of issuance expenses in an amount	$ 1,150	$ 3,199